Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.80%	25.80%	25.00%
Effect of changes in tax laws and similar	$ (149)	$ (6)	$ (6)
Effect of the tax benefits on basic earnings per share (in usd per share)	$ 0.05	$ 0.07	$ 0.05
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Tax loss carryforwards, tax credits and other tax attributes	$ 886	$ 520
Thereafter	872
Deferred tax expense recorded as component of other comprehensive income (loss)	(4)	(26)
Cumulative amount of distributable earnings	7,575	7,140
Distributable earnings becoming taxable upon repatriation amount	607
Indefinitely reinvested by foreign subsidiaries	387
Decrease in long term deferred tax liabilities	22
Unrecognized tax benefits	21	25
Accrued interest and penalties related to uncertain tax positions			$ 1
Interest and penalties of unrecognized tax benefits	6	6
Technological activities
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar	(52)
Tax loss carryforwards, tax credits and other tax attributes	479
Intangible assets
Operating Loss Carryforwards [Line Items]
Effect of changes in tax laws and similar	(81)
Utilization of tax losses
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, tax credits and other tax attributes	(126)
2029
Operating Loss Carryforwards [Line Items]
Thereafter	276
2030
Operating Loss Carryforwards [Line Items]
Thereafter	203
Maximum
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	1	$ 1
Netherlands
Operating Loss Carryforwards [Line Items]
Cumulative amount of distributable earnings	$ 6,965